Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2025 £m	2024 £m
Lease liabilities	986	1,219
Other creditors and accruals[1]	4,786	5,992
Total other liabilities	5,772	7,211
1Includes settlement balances and accruals and deferred income.